Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash are included in the following line items on the consolidated balance sheets:

	(dollars in millions)
At December 31,	2018	2017	Increase
Cash and cash equivalents	$2,745	$2,079	$666
Restricted cash:
Prepaid expenses and other	1,047	693	354
Other assets	124	116	8
Cash, cash equivalents and restricted cash	$3,916	$2,888	$1,028

Schedule of Cumulative Effect for Adoption of New Accounting Pronouncement

The cumulative after-tax effect of the changes made to our consolidated balance sheet for the adoption of Topic 606, ASU 2018-02 and other ASUs was as follows:

		Adjustments due to
(dollars in millions)	At December 31, 2017	Topic 606	ASU 2018-02	Other ASUs	At January 1, 2018
Accounts receivable, net of allowance	$23,493	$53	$—	$—	$23,546
Prepaid expenses and other	3,307	2,014	—	—	5,321
Other assets	9,787	1,238	—	(59)	10,966
Investments in unconsolidated businesses	1,039	2	—	—	1,041
Other current liabilities	8,352	(541)	—	—	7,811
Deferred income taxes	31,232	1,008	—	(31)	32,209
Other liabilities	12,433	(94)	—	—	12,339
Retained earnings	35,635	2,890	(652)	(6)	37,867
Accumulated other comprehensive income	2,659	—	652	(22)	3,289
Noncontrolling interests	1,591	44	—	—	1,635
A reconciliation of the adjustments from the adoption of Topic 606 relative to Topic 605 on certain impacted financial statement line items in our consolidated statements of income and balance sheet were as follows:

	December 31, 2018
(dollars in millions)	As reported	Balances without adoption of Topic 606	Adjustments
Operating Revenues
Service revenues and other	$108,605	$109,964	$(1,359)
Wireless equipment revenues	22,258	20,474	1,784
Total Operating Revenues	130,863	130,438	425

Cost of services (exclusive of items shown below)	32,185	32,240	(55)
Wireless cost of equipment	23,323	23,189	134
Selling, general and administrative expense	31,083	32,588	(1,505)

Equity in losses of unconsolidated businesses	(186)	(187)	1
Income Before Provision For Income Taxes	19,623	17,771	1,852
Provision for income taxes	(3,584)	(3,104)	(480)
Net Income	$16,039	$14,667	$1,372

Net income attributable to noncontrolling interests	$511	$481	$30
Net income attributable to Verizon	15,528	14,186	1,342
Net Income	$16,039	$14,667	$1,372

	December 31, 2018
(dollars in millions)	As reported	Balances without adoption of Topic 606	Adjustments
Assets
Current assets
Accounts receivable, net of allowance	$25,102	$24,759	$343
Prepaid expenses and other	5,453	2,902	2,551

Investments in unconsolidated businesses	671	668	3
Other assets	11,717	9,631	2,086

Liabilities and Equity
Current liabilities
Accounts payable and accrued liabilities	22,501	21,727	774
Other current liabilities	8,239	8,805	(566)

Deferred income taxes	33,795	33,082	713
Other liabilities	13,922	14,166	(244)

Equity
Retained earnings	43,542	39,310	4,232
Noncontrolling interests	1,565	1,491	74